Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000249214
Shareholder Report [Line Items]
Fund Name	AB Mid Cap Value Portfolio
Class Name	Class Z
Trading Symbol	ABMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of April 30, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABMVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.67%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the period since inception ended November 30, 2024, the Fund underperformed the Russell Midcap Value Index (the “benchmark”), before sales charges. Overall security selection and sector allocation were negative. Security selection within health care and consumer staples detracted the most, while selection within energy and real estate contributed. In terms of sector allocation, an underweight to financials and an overweight to technology detracted and offset gains from underweights to materials and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell Midcap Value Index
04/24	$10,000	$10,000	$10,000
11/24	$11,370	$11,888	$11,895

Average Annual Return [Table Text Block]
AATR	Since Inception 04/30/24
Class Z	13.70%
S&P 500 Index	18.88%
Russell Midcap Value Index	16.99%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,275,010
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,275,010
# of Portfolio Holdings	54
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	17.8%
Financials	15.1%
Consumer Discretionary	13.5%
Real Estate	10.0%
Health Care	9.4%
Information Technology	7.7%
Energy	6.9%
Utilities	6.2%
Materials	5.3%
Consumer Staples	4.2%
Communication Services	1.5%
Short-Term Investments	2.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$73,241	3.2%
Ameren Corp.	$73,152	3.2%
Cboe Global Markets, Inc.	$68,208	3.0%
Alliant Energy Corp.	$67,814	3.0%
Kenvue, Inc.	$61,476	2.7%
Corteva, Inc.	$59,875	2.6%
American Financial Group, Inc./OH	$57,275	2.5%
Encompass Health Corp.	$57,235	2.5%
EOG Resources, Inc.	$55,036	2.4%
Baker Hughes Co.	$54,806	2.4%
Total	$628,118	27.5%

Material Fund Change [Text Block]
C000141795
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Advisor Class
Trading Symbol	SCYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCYVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within industrials and energy contributed the most, while selection within consumer discretionary and health care detracted. Overall sector allocation also contributed to returns: underweights to health care and energy added to gains, while an underweight to financials and an overweight to consumer dicretionary detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
11/15	$10,693	$10,238	$9,982
11/16	$12,804	$11,063	$11,964
11/17	$14,301	$13,593	$13,563
11/18	$13,628	$14,446	$13,315
11/19	$14,229	$16,773	$13,843
11/20	$13,884	$19,701	$13,891
11/21	$19,474	$25,202	$18,476
11/22	$18,204	$22,881	$17,599
11/23	$16,524	$26,048	$16,766
11/24	$21,874	$34,875	$22,223

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/03/14
Advisor Class	32.37%	8.98%	8.15%
S&P 500 Index	33.89%	15.77%	13.31%
Russell 2000 Value Index	32.55%	9.93%	8.31%

Performance Inception Date	Dec. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 644,754,984
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 4,949,145
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$644,754,984
# of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$4,949,145

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	25.1%
Industrials	17.0%
Consumer Discretionary	14.4%
Information Technology	10.6%
Materials	9.1%
Real Estate	8.0%
Energy	6.8%
Health Care	2.5%
Utilities	2.5%
Communication Services	2.2%
Consumer Staples	1.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Group 1 Automotive, Inc.	$10,183,433	1.6%
Northern Oil and Gas, Inc.	$10,102,249	1.6%
Pediatrix Medical Group, Inc.	$10,050,218	1.6%
Hanesbrands, Inc.	$9,895,989	1.5%
Texas Capital Bancshares, Inc.	$9,772,752	1.5%
Independence Realty Trust, Inc.	$9,627,509	1.5%
Matador Resources Co.	$9,461,717	1.5%
John Bean Technologies Corp.	$9,423,902	1.5%
NCR Atleos Corp.	$9,345,502	1.4%
WSFS Financial Corp.	$9,338,692	1.4%
Total	$97,201,963	15.1%

Material Fund Change [Text Block]
C000141790
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class A
Trading Symbol	SCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCAVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.16%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within industrials and energy contributed the most, while selection within consumer discretionary and health care detracted. Overall sector allocation also contributed to returns: underweights to health care and energy added to gains, while an underweight to financials and an overweight to consumer dicretionary detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Value Index
12/14	$9,579	$10,000	$10,000
11/15	$10,213	$10,238	$9,982
11/16	$12,207	$11,063	$11,964
11/17	$13,592	$13,593	$13,563
11/18	$12,917	$14,446	$13,315
11/19	$13,462	$16,773	$13,843
11/20	$13,097	$19,701	$13,891
11/21	$18,326	$25,202	$18,476
11/22	$17,095	$22,881	$17,599
11/23	$15,467	$26,048	$16,766
11/24	$20,429	$34,875	$22,223

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/03/14
Class A (without sales charges)	32.08%	8.70%	7.88%
Class A (with sales charges)	26.43%	7.76%	7.41%
S&P 500 Index	33.89%	15.77%	13.31%
Russell 2000 Value Index	32.55%	9.93%	8.31%

Performance Inception Date	Dec. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 644,754,984
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 4,949,145
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$644,754,984
# of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$4,949,145

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	25.1%
Industrials	17.0%
Consumer Discretionary	14.4%
Information Technology	10.6%
Materials	9.1%
Real Estate	8.0%
Energy	6.8%
Health Care	2.5%
Utilities	2.5%
Communication Services	2.2%
Consumer Staples	1.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Group 1 Automotive, Inc.	$10,183,433	1.6%
Northern Oil and Gas, Inc.	$10,102,249	1.6%
Pediatrix Medical Group, Inc.	$10,050,218	1.6%
Hanesbrands, Inc.	$9,895,989	1.5%
Texas Capital Bancshares, Inc.	$9,772,752	1.5%
Independence Realty Trust, Inc.	$9,627,509	1.5%
Matador Resources Co.	$9,461,717	1.5%
John Bean Technologies Corp.	$9,423,902	1.5%
NCR Atleos Corp.	$9,345,502	1.4%
WSFS Financial Corp.	$9,338,692	1.4%
Total	$97,201,963	15.1%

Material Fund Change [Text Block]
C000141791
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class C
Trading Symbol	SCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCCVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	1.92%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within industrials and energy contributed the most, while selection within consumer discretionary and health care detracted. Overall sector allocation also contributed to returns: underweights to health care and energy added to gains, while an underweight to financials and an overweight to consumer dicretionary detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
11/15	$10,578	$10,238	$9,982
11/16	$12,547	$11,063	$11,964
11/17	$13,869	$13,593	$13,563
11/18	$13,090	$14,446	$13,315
11/19	$13,536	$16,773	$13,843
11/20	$13,075	$19,701	$13,891
11/21	$18,151	$25,202	$18,476
11/22	$16,817	$22,881	$17,599
11/23	$15,109	$26,048	$16,766
11/24	$19,814	$34,875	$22,223

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/03/14
Class C (without sales charges)	31.14%	7.92%	7.08%
Class C (with sales charges)	30.14%	7.92%	7.08%
S&P 500 Index	33.89%	15.77%	13.31%
Russell 2000 Value Index	32.55%	9.93%	8.31%

Performance Inception Date	Dec. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 644,754,984
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 4,949,145
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$644,754,984
# of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$4,949,145

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	25.1%
Industrials	17.0%
Consumer Discretionary	14.4%
Information Technology	10.6%
Materials	9.1%
Real Estate	8.0%
Energy	6.8%
Health Care	2.5%
Utilities	2.5%
Communication Services	2.2%
Consumer Staples	1.5%
Short-Term Investments	0.8%
Other assets less liabilities	-0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Group 1 Automotive, Inc.	$10,183,433	1.6%
Northern Oil and Gas, Inc.	$10,102,249	1.6%
Pediatrix Medical Group, Inc.	$10,050,218	1.6%
Hanesbrands, Inc.	$9,895,989	1.5%
Texas Capital Bancshares, Inc.	$9,772,752	1.5%
Independence Realty Trust, Inc.	$9,627,509	1.5%
Matador Resources Co.	$9,461,717	1.5%
John Bean Technologies Corp.	$9,423,902	1.5%
NCR Atleos Corp.	$9,345,502	1.4%
WSFS Financial Corp.	$9,338,692	1.4%
Total	$97,201,963	15.1%

Material Fund Change [Text Block]